LEASE LIABILITIES (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Rental income	$ 691,000	$ 761,000
Troika Design [Member]
Rental income	186,000	298,000
Mission US [Member]
Rental income	292,000	378,000
Mission UK [Member]
Rental income	$ 213,000	$ 85,000